Pay vs Performance Disclosure	4 Months Ended	9 Months Ended	12 Months Ended
	Apr. 18, 2025	Dec. 31, 2025	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1) ($)		COMPENSATION ACTUALLY PAID TO PEO(4)(5) ($)		AVERAGE SUMMARY COMPENSATION TABLE TOTAL FOR NON-PEO NEOs(2)(3) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOs(4)(5) ($)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET (LOSS) INCOME ($ MILLIONS)	COMPANY- SELECTED MEASURE (ADJUSTED EBITDA) ($ MILLIONS)(7)
	CEO	Former CEO	CEO	Former CEO			TOTAL SHAREHOLDER RETURN ($)	PEER GROUP TOTAL SHAREHOLDER RETURN ($)(6)
2025	$9,469,803	$5,283,109	$7,906,179	$782,521	$1,645,751	$1,170,217	$24.48	$130.23	$(72.9)	$86.8
2024	4,701,549	$7,494,709	3,301,414	$4,734,250	$1,308,561	$979,563	$34.70	$125.98	$(392.1)	$107.6
2023		$7,214,563		$4,021,729	$2,042,671	$1,337,378	$48.89	$124.71	$(61.8)	$98.9
2022		$6,872,373		$3,044,683	$1,699,496	$1,173,629	$58.95	$119.81	$50.5	$91.2
2021		$5,478,186		$411,369	$1,251,965	$744,420	$75.57	$128.31	$6.3	$40.0
(1)
David C. Pacitti and Michael C. Greiner served as the Company’s principal executive officer (“PEO”) for the fiscal year ended December 31, 2025. Michael C. Greiner and Joseph F. Woody served as the Company’s principal executive officer (“PEO”) for the fiscal year ended December 31, 2024. Joseph F. Woody was the PEO for the fiscal years ended December 31, 2023, 2022 and 2021.

(2)
Scott M. Galovan, Jason M. Pickett and Warren J. Machan served as the Company’s principal financial officer for the fiscal year ended December 31, 2025. Warren J. Machan and Michael C. Greiner served as the Company’s principal financial officer for the fiscal year ended December 31, 2024.

(3)
The Company’s named executive officers other than the PEO (the “Non-PEO NEOs”) for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 are set forth below:
Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Scott M. Galovan Sigfrido Delgado Jason M. Pickett Kerr W. Holbrook Mojirade A. James Warren J. Machan	Michael C. Greiner Warren J. Machan Kerr W. Holbrook Mojirade A. James Sigfrido Delgado	Michael C. Greiner Kerr W. Holbrook Mojirade A. James Sudhakar Varshney William D. Haydon	Michael C. Greiner Mojirade A. James David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball William D. Haydon Kerr W. Holbrook
(4)
The following table shows, for the amounts disclosed above under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” each of the amounts deducted and added to calculate: (i) the “compensation actually paid” to our PEO and (ii) the average “compensation actually paid” to our Non-PEO NEOs for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021:

	FISCAL YEAR 2025			FISCAL YEAR 2024			FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021
	PEO		AVERAGE NON-PEO NEO COMPENSATION	PEO		AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION
	CEO	Former CEO		CEO	Former CEO
Total Compensation	$9,469,803	$5,283,109	$1,645,751	$4,701,549	$7,494,709	$1,308,561	$7,214,563	$2,042,671	$6,872,373	$1,699,496	$5,478,186	$1,251,965
Adjustments for Defined Benefit and Actuarial Plans
Pension Value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Current Year Pension Value and Change in Pension Value Attributable to Amendments Made in the Current Year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Defined Benefit and Actuarial Plans	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Stock and Option Awards
Summary Compensation Table Amounts	$(7,000,000)	$(2,100,000)	$(883,333)	$(3,390,287)	$(5,249,987)	$(731,250)	$(5,000,686)	$(1,059,154)	$(4,500,000)	$(913,826)	$(3,801,785)	$(633,623)
Unvested Value of Equity Granted During the Fiscal Year	$5,436,376	$—	$523,916	$2,704,155	$4,394,417	$608,917	$3,646,960	$772,432	$3,650,069	$732,449	$2,794,114	$465,680
Vested Value of Equity Granted During the Fiscal Year	$—	$—	$114,111	$—	$—	$—	$—	$—	$—	$—	$—	$—
Change in Fair Value of Equity Outstanding at the Beginning and End of the Period	$—	$—	$(151,088)	$(575,598)	$(1,469,608)	$(174,745)	$(1,314,073)	$(196,007)	$(1,876,784)	$(199,872)	$(3,052,995)	$(303,967)
Change in Value for Awards Vested During the Fiscal Year	$—	$(215,233)	$(43,020)	$(138,405)	$(435,281)	$(31,920)	$(525,035)	$(25,698)	$(1,100,975)	$(50,413)	$(1,006,151)	$(35,635)
Awards Forfeited During the Fiscal Year	$—	$(2,185,355)	$(36,120)	$—	$—	$—	$—	$(196,866)	$—	$(94,205)	$—	$—
Total Adjustments for Stock and Option Awards	$(1,563,624)	$(4,500,588)	$(475,534)	$(1,400,135)	$(2,760,459)	$(328,998)	$(3,192,834)	$(705,293)	$(3,827,690)	$(525,867)	$(5,066,817)	$(507,545)
Actual Compensation Paid	$7,906,179	$782,521	$1,170,217	$3,301,414	$4,734,250	$979,563	$4,021,729	$1,337,378	$3,044,683	$1,173,629	$411,369	$744,420
(5)
The fair value of each equity award was re-measured on each vesting date and/or year-end, as applicable, in accordance with Accounting Standards Codification (ASC) Topic 718. The assumptions used in the valuation of each type of award are summarized below:

•
Time-based restricted stock units: The fair value of TRSUs was based on the Company’s closing stock price on each measurement date.

•
Non-qualified stock options: The fair value of non-qualified stock options was determined using a Black-Scholes option pricing model with the following assumptions:

Year	2021	2022	2023	2025
Volatility	43%	44%	44%	38% to 44%
Risk Free Rate	0.3% to 2.8%	0.3% to 2.3%	0.3%	3.8% to 4.1%
Expected Term	5 years	5 years	5 years	5.5 to 5.6 years
Dividend Yield	—%	—%	—%	—%
Fair Values	$11.22 to $19.77	$7.67 to $10.26	$7.71	$3.59 to $7.13
•
Performance-based restricted stock units: PRSU awards for which vesting was conditioned on meeting a defined measure of total shareholder return (“TSR”) were issued in 2018, 2019 and 2021. The PRSUs issued in 2018 and 2019 would have vested at the end of 2020 and 2021, respectively, had the relevant TSR measures been met. None of such PRSUs vested. The PRSUs issued in 2021 vested in 2024 at 79.8% of target. The fair value for PRSUs was determined using a Monte Carlo simulation using the following assumptions:

Year	2019	2020	2021
Peer group average volatility	31%	51%	n/a
Risk Free Rate	1.6%	0.1%	n/a
Fair Values	$2.27 to $15.42	$0 to $33.65	$0

(6)
For purposes of determining the TSR of the Company’s peer group, the Company uses the S&P 500 Health Care Equipment and Services Index, which is one of the published industry indexes used by the Company to report on the performance of its common stock in its Annual Report on Form 10-K for the year ended December 31, 2025.

(7)
The “Company-Selected Measure” is adjusted EBITDA, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link compensation actually paid to the Company’s named executive officers, for the year ended December 31, 2025, to Company performance. Adjusted EBITDA is a non-GAAP financial measure. A description of this measure and a reconciliation of adjusted EBITDA to the most directly comparable GAAP financial measures is provided in Appendix A to this proxy statement.

Company Selected Measure Name			ADJUSTED EBITDA
Named Executive Officers, Footnote
(1)
David C. Pacitti and Michael C. Greiner served as the Company’s principal executive officer (“PEO”) for the fiscal year ended December 31, 2025. Michael C. Greiner and Joseph F. Woody served as the Company’s principal executive officer (“PEO”) for the fiscal year ended December 31, 2024. Joseph F. Woody was the PEO for the fiscal years ended December 31, 2023, 2022 and 2021.

(2)
Scott M. Galovan, Jason M. Pickett and Warren J. Machan served as the Company’s principal financial officer for the fiscal year ended December 31, 2025. Warren J. Machan and Michael C. Greiner served as the Company’s principal financial officer for the fiscal year ended December 31, 2024.

(3)
The Company’s named executive officers other than the PEO (the “Non-PEO NEOs”) for the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021 are set forth below:
Fiscal Year 2025	Fiscal Year 2024	Fiscal Year 2023	Fiscal Year 2022	Fiscal Year 2021
Scott M. Galovan Sigfrido Delgado Jason M. Pickett Kerr W. Holbrook Mojirade A. James Warren J. Machan	Michael C. Greiner Warren J. Machan Kerr W. Holbrook Mojirade A. James Sigfrido Delgado	Michael C. Greiner Kerr W. Holbrook Mojirade A. James Sudhakar Varshney William D. Haydon	Michael C. Greiner Mojirade A. James David E. Ball William D. Haydon Kerr W. Holbrook	Michael C. Greiner David E. Ball William D. Haydon Kerr W. Holbrook

Peer Group Issuers, Footnote
(6)
For purposes of determining the TSR of the Company’s peer group, the Company uses the S&P 500 Health Care Equipment and Services Index, which is one of the published industry indexes used by the Company to report on the performance of its common stock in its Annual Report on Form 10-K for the year ended December 31, 2025.

Adjustment To PEO Compensation, Footnote
(4)
The following table shows, for the amounts disclosed above under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” each of the amounts deducted and added to calculate: (i) the “compensation actually paid” to our PEO and (ii) the average “compensation actually paid” to our Non-PEO NEOs for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021:

	FISCAL YEAR 2025			FISCAL YEAR 2024			FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021
	PEO		AVERAGE NON-PEO NEO COMPENSATION	PEO		AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION
	CEO	Former CEO		CEO	Former CEO
Total Compensation	$9,469,803	$5,283,109	$1,645,751	$4,701,549	$7,494,709	$1,308,561	$7,214,563	$2,042,671	$6,872,373	$1,699,496	$5,478,186	$1,251,965
Adjustments for Defined Benefit and Actuarial Plans
Pension Value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Current Year Pension Value and Change in Pension Value Attributable to Amendments Made in the Current Year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Defined Benefit and Actuarial Plans	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Stock and Option Awards
Summary Compensation Table Amounts	$(7,000,000)	$(2,100,000)	$(883,333)	$(3,390,287)	$(5,249,987)	$(731,250)	$(5,000,686)	$(1,059,154)	$(4,500,000)	$(913,826)	$(3,801,785)	$(633,623)
Unvested Value of Equity Granted During the Fiscal Year	$5,436,376	$—	$523,916	$2,704,155	$4,394,417	$608,917	$3,646,960	$772,432	$3,650,069	$732,449	$2,794,114	$465,680
Vested Value of Equity Granted During the Fiscal Year	$—	$—	$114,111	$—	$—	$—	$—	$—	$—	$—	$—	$—
Change in Fair Value of Equity Outstanding at the Beginning and End of the Period	$—	$—	$(151,088)	$(575,598)	$(1,469,608)	$(174,745)	$(1,314,073)	$(196,007)	$(1,876,784)	$(199,872)	$(3,052,995)	$(303,967)
Change in Value for Awards Vested During the Fiscal Year	$—	$(215,233)	$(43,020)	$(138,405)	$(435,281)	$(31,920)	$(525,035)	$(25,698)	$(1,100,975)	$(50,413)	$(1,006,151)	$(35,635)
Awards Forfeited During the Fiscal Year	$—	$(2,185,355)	$(36,120)	$—	$—	$—	$—	$(196,866)	$—	$(94,205)	$—	$—
Total Adjustments for Stock and Option Awards	$(1,563,624)	$(4,500,588)	$(475,534)	$(1,400,135)	$(2,760,459)	$(328,998)	$(3,192,834)	$(705,293)	$(3,827,690)	$(525,867)	$(5,066,817)	$(507,545)
Actual Compensation Paid	$7,906,179	$782,521	$1,170,217	$3,301,414	$4,734,250	$979,563	$4,021,729	$1,337,378	$3,044,683	$1,173,629	$411,369	$744,420

Non-PEO NEO Average Total Compensation Amount			$ 1,645,751	$ 1,308,561	$ 2,042,671	$ 1,699,496	$ 1,251,965
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,170,217	979,563	1,337,378	1,173,629	744,420
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The following table shows, for the amounts disclosed above under “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to Non-PEO NEOs,” each of the amounts deducted and added to calculate: (i) the “compensation actually paid” to our PEO and (ii) the average “compensation actually paid” to our Non-PEO NEOs for each of the fiscal years ended December 31, 2025, 2024, 2023, 2022 and 2021:

	FISCAL YEAR 2025			FISCAL YEAR 2024			FISCAL YEAR 2023		FISCAL YEAR 2022		FISCAL YEAR 2021
	PEO		AVERAGE NON-PEO NEO COMPENSATION	PEO		AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION	PEO	AVERAGE NON-PEO NEO COMPENSATION
	CEO	Former CEO		CEO	Former CEO
Total Compensation	$9,469,803	$5,283,109	$1,645,751	$4,701,549	$7,494,709	$1,308,561	$7,214,563	$2,042,671	$6,872,373	$1,699,496	$5,478,186	$1,251,965
Adjustments for Defined Benefit and Actuarial Plans
Pension Value	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Current Year Pension Value and Change in Pension Value Attributable to Amendments Made in the Current Year	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total Adjustments for Defined Benefit and Actuarial Plans	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjustments for Stock and Option Awards
Summary Compensation Table Amounts	$(7,000,000)	$(2,100,000)	$(883,333)	$(3,390,287)	$(5,249,987)	$(731,250)	$(5,000,686)	$(1,059,154)	$(4,500,000)	$(913,826)	$(3,801,785)	$(633,623)
Unvested Value of Equity Granted During the Fiscal Year	$5,436,376	$—	$523,916	$2,704,155	$4,394,417	$608,917	$3,646,960	$772,432	$3,650,069	$732,449	$2,794,114	$465,680
Vested Value of Equity Granted During the Fiscal Year	$—	$—	$114,111	$—	$—	$—	$—	$—	$—	$—	$—	$—
Change in Fair Value of Equity Outstanding at the Beginning and End of the Period	$—	$—	$(151,088)	$(575,598)	$(1,469,608)	$(174,745)	$(1,314,073)	$(196,007)	$(1,876,784)	$(199,872)	$(3,052,995)	$(303,967)
Change in Value for Awards Vested During the Fiscal Year	$—	$(215,233)	$(43,020)	$(138,405)	$(435,281)	$(31,920)	$(525,035)	$(25,698)	$(1,100,975)	$(50,413)	$(1,006,151)	$(35,635)
Awards Forfeited During the Fiscal Year	$—	$(2,185,355)	$(36,120)	$—	$—	$—	$—	$(196,866)	$—	$(94,205)	$—	$—
Total Adjustments for Stock and Option Awards	$(1,563,624)	$(4,500,588)	$(475,534)	$(1,400,135)	$(2,760,459)	$(328,998)	$(3,192,834)	$(705,293)	$(3,827,690)	$(525,867)	$(5,066,817)	$(507,545)
Actual Compensation Paid	$7,906,179	$782,521	$1,170,217	$3,301,414	$4,734,250	$979,563	$4,021,729	$1,337,378	$3,044,683	$1,173,629	$411,369	$744,420

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
List of Most Important Financial Measures
The three other financial performance measures which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually paid to the Company’s named executive officers, for the year ended December 31, 2025, to Company performance are:
•
Adjusted EBITDA;

•
Net sales;

•
Adjusted diluted earnings per share (“Adjusted EPS”); and

•
Return on invested capital (“ROIC”).

Adjusted EPS and ROIC are non-GAAP financial measures. A reconciliation of Adjusted EPS to the most directly comparable GAAP financial measures is provided in Appendix A to this proxy statement. A reconciliation of ROIC to the most directly comparable GAAP financial measures is provided in Appendix B to this proxy statement.
Set forth below is a table which shows the following for the year ended December 31, 2025: (i) net sales; (ii) Adjusted EPS; (iii) ROIC; and (iv) adjusted EBITDA (the Company-selected measure).
YEAR	NET SALES ($ MILLIONS)	ADJUSTED EPS ($)	RETURN ON INVESTED CAPITAL (%)	COMPANY-SELECTED MEASURE (ADJUSTED EBITDA) ($ MILLIONS)
2025	$701.2	$0.94	6.2%	$86.8

Total Shareholder Return Amount			$ 24.48	34.7	48.89	58.95	75.57
Peer Group Total Shareholder Return Amount			130.23	125.98	124.71	119.81	128.31
Net Income (Loss)			$ (72,900,000)	$ (392,100,000)	$ (61,800,000)	$ 50,500,000	$ 6,300,000
Company Selected Measure Amount			86,800,000	107,600,000	98,900,000	91,200,000	40,000,000
PEO Name	Michael C. Greiner	David C. Pacitti
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Rights, Percentage				79.80%
Share Based Payment Arrangement Options [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate					44.00%	44.00%	43.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum			38.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum			44.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum			3.80%			0.30%	0.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum			4.10%			2.30%	2.80%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate					0.30%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term					5 years	5 years	5 years
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Minimum			5 years 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Term, Maximum			5 years 7 months 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Minimum | $ / shares			$ 3.59			$ 7.67	$ 11.22
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Maximum | $ / shares			$ 7.13			$ 10.26	19.77
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value | $ / shares					$ 7.71
Performance Based Restricted Stock Unit [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate								51.00%	31.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate								0.10%	1.60%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Minimum | $ / shares								$ 0	$ 2.27
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value, Maximum | $ / shares								$ 33.65	$ 15.42
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Fair Value | $ / shares							$ 0
Measure:: 1
Pay vs Performance Disclosure
Name			Adjusted EBITDA
Non-GAAP Measure Description
(7)
The “Company-Selected Measure” is adjusted EBITDA, which in the Company’s assessment represents the most important financial performance measure (that is not otherwise required to be disclosed in the above table) used by the Company to link compensation actually paid to the Company’s named executive officers, for the year ended December 31, 2025, to Company performance. Adjusted EBITDA is a non-GAAP financial measure. A description of this measure and a reconciliation of adjusted EBITDA to the most directly comparable GAAP financial measures is provided in Appendix A to this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name			Net sales
Measure:: 3
Pay vs Performance Disclosure
Name			Adjusted diluted earnings per share (“Adjusted EPS”)
Measure:: 4
Pay vs Performance Disclosure
Name			Return on invested capital (“ROIC”)
David C. Pacitti [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 9,469,803
PEO Actually Paid Compensation Amount			7,906,179
Michael C. Greiner [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,283,109	$ 4,701,549
PEO Actually Paid Compensation Amount			782,521	3,301,414
Joseph F. Woody [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				7,494,709	$ 7,214,563	$ 6,872,373	$ 5,478,186
PEO Actually Paid Compensation Amount				4,734,250	4,021,729	3,044,683	411,369
PEO | David C. Pacitti [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David C. Pacitti [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David C. Pacitti [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,563,624)
PEO | David C. Pacitti [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(7,000,000)
PEO | David C. Pacitti [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			5,436,376
PEO | David C. Pacitti [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David C. Pacitti [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David C. Pacitti [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David C. Pacitti [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | David C. Pacitti [Member] | Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael C. Greiner [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael C. Greiner [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael C. Greiner [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,500,588)	(1,400,135)
PEO | Michael C. Greiner [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,100,000)	(3,390,287)
PEO | Michael C. Greiner [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				2,704,155
PEO | Michael C. Greiner [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(575,598)
PEO | Michael C. Greiner [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael C. Greiner [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Michael C. Greiner [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(215,233)	(138,405)
PEO | Michael C. Greiner [Member] | Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,185,355)
PEO | Joseph F. Woody [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joseph F. Woody [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joseph F. Woody [Member] | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(2,760,459)	(3,192,834)	(3,827,690)	(5,066,817)
PEO | Joseph F. Woody [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,249,987)	(5,000,686)	(4,500,000)	(3,801,785)
PEO | Joseph F. Woody [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				4,394,417	3,646,960	3,650,069	2,794,114
PEO | Joseph F. Woody [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,469,608)	(1,314,073)	(1,876,784)	(3,052,995)
PEO | Joseph F. Woody [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joseph F. Woody [Member] | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Joseph F. Woody [Member] | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(435,281)	(525,035)	(1,100,975)	(1,006,151)
PEO | Joseph F. Woody [Member] | Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(475,534)	(328,998)	(705,293)	(525,867)	(507,545)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(883,333)	(731,250)	(1,059,154)	(913,826)	(633,623)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			523,916	608,917	772,432	732,449	465,680
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(151,088)	(174,745)	(196,007)	(199,872)	(303,967)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			114,111
Non-PEO NEO | Total Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(43,020)	(31,920)	(25,698)	(50,413)	(35,635)
Non-PEO NEO | Awards Forfeited During The Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (36,120)		$ (196,866)	$ (94,205)